Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
Accumulated amortization	$ (1,327,322)	$ (1,119,308)	$ (370,245)
Intangibles assets, Net	2,305,014	2,513,028	2,729,574
Client List [Member]
Schedule of Intangible Assets [Line Items]
Intangibles assets, Gross	2,071,000	2,071,000	1,851,000
Noncompete Agreement [Member]
Schedule of Intangible Assets [Line Items]
Intangibles assets, Gross	398,300	398,300	354,300
Trademark [Member]
Schedule of Intangible Assets [Line Items]
Intangibles assets, Gross	1,117,200	1,117,200	852,700
Other Intangible Assets [Member]
Schedule of Intangible Assets [Line Items]
Intangibles assets, Gross	$ 45,836	$ 45,836	$ 41,819